Investment Objectives and Goals - Procure Space ETF®	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PROCURE SPACE ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Procure Space ETF® (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the “S-Network Space Index” (the “Underlying Index”) developed by VettaFi, LLC (the “Index Provider”).